LEASES - Additional Information (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Leases [Abstract]
Operating Lease, Right-of-Use Asset	$ 63.9	$ 58.6
Operating Lease, Liability	us-gaap:OtherLiabilities	us-gaap:OtherLiabilities
Operating Lease, Liability	us-gaap:OtherLiabilities	us-gaap:OtherLiabilities
Accrued interest and other liabilities
Leases [Abstract]
Operating Lease, Liability	us-gaap:OtherLiabilities
Operating Lease, Liability	us-gaap:OtherLiabilities